Conductor Global Equity Value Fund

Class A	RAALX
Class C	RACLX
Class I	RAILX
Class Y	RAYLX

Supplement dated February 2, 2022
to the Prospectus and Statement of Additional Information (the “SAI”) of the Conductor Global Equity Value Fund (the “Fund”) each dated March 1, 2021

This Supplement provides new and additional information beyond that in, and should be read in conjunction with, the Fund’s Prospectus and SAI.

______________________________________

Beginning on January 31, 2022, Brown Brothers Harriman & Co. (“BBH”) began serving as custodian to the Fund. BBH is located at 50 Post Office Square, Boston, MA 02110. Any references to The Bank of New York Mellon as custodian for the Fund in the Prospectus and SAI are hereby replaced with BBH.

________________________________________

This Supplement and the Fund’s Prospectus and SAI each dated March 1, 2021, provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI, which have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-844-467-2459.